Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Retained Earnings Adjustments [Line Items]
Retained earnings available for dividends	¥ 108,319
Minimum percentage of aggregate amount of cash dividends of retained earnings associated with cash outlays	10.00%
Minimum percentage of legal reserve and additional paid-in-capital equals to common stock	25.00%